Note 3 - Recent Accounting Pronouncements (Details Textual) - Accounting Standards Update 2016-02 [Member] - Subsequent Event [Member] $ in Millions	Jan. 01, 2019 USD ($)
Operating Lease, Liability, Total	$ 1.7
Operating Lease, Right-of-Use Asset	$ 1.7